Divestitures (Narrative) (Details) - Global Battery And Lighting [Member] - Subsequent Event [Member] $ in Millions	Jan. 15, 2018 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate purchase price paid by Energizer in cash	$ 2,000
Consummation date	Dec. 31, 2018
Termination date	Jul. 15, 2019
Termination fee to by paid by Energizer	$ 100